Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The table below categorizes the Plan’s investments by level within the fair value hierarchy as of December 31, 2025.

	December 31, 2025
	Level 1	Level 2	Total
Investments, at fair value:
Cash equivalents and short-term investments	$17,355	$133,746	$151,101
Collective trust funds	—	47,921,734	47,921,734
U.S. equities	2,002,393	—	2,002,393
Non-U.S. equities	1,681,783	—	1,681,783
Mutual funds and other registered investment companies	2,708,681	—	2,708,681
Investments, at fair value	$6,410,212	$48,055,480	$54,465,692

Other investment liabilities	$—	$(409)	$(409)

The table below categorizes the Plan’s investments by level within the fair value hierarchy as of December 31, 2024.

	December 31, 2024
	Level 1	Level 2	Total
Investments, at fair value:
Cash equivalents and short-term investments	$74,498	$55,865	$130,363
Collective trust funds	—	41,516,419	41,516,419
U.S. equities	1,431,406	—	1,431,406
Non-U.S. equities	1,213,200	—	1,213,200
Mutual funds and other registered investment companies	3,272,059	—	3,272,059
Investments, at fair value	$5,991,163	$41,572,284	$47,563,447

Other investment liabilities	$—	$(4,932)	$(4,932)